Fees and Expenses	Apr. 30, 2025
Segall Bryant & Hamill Small Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution (12b-1) Fees		None		None
Other Expenses		0.42%		0.16%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	0.17%		0.10%
Total Annual Fund Operating Expenses		1.22%		1.00%
Fee Waivers and/or Expense Reimbursements(2)		(0.08)%		(0.01)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		1.14%		0.99%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$116	$379	$663	$1,470
Institutional Class	$102	$318	$552	$1,225

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Fund was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%
Segall Bryant & Hamill Small Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.65%		0.65%
Distribution (12b-1) Fees		None		None
Other Expenses		0.39%		0.22%
Shareholder service fees(1)	0.25%		0.10%
All other expenses	0.14%		0.12%
Total Annual Fund Operating Expenses		1.04%		0.87%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$106	$331	$574	$1,271
Institutional Class	$89	$278	$482	$1,073

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
Segall Bryant & Hamill Small Cap Core Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Other Expenses		1.66%		0.33%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	1.41%		0.23%
Total Annual Fund Operating Expenses		2.46%		1.13%
Fee Waivers and/or Expense Reimbursements(2)		(1.32)%		(0.14)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		1.14%		0.99%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the three-year, five-year, and ten-year periods.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the three-year, five-year, and ten-year periods.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$116	$640	$1,191	$2,696
Institutional Class	$101	$345	$609	$1,362

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
Segall Bryant & Hamill All Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.65%		0.65%
Distribution (12b-1) Fees		None		None
Other Expenses		0.91%		0.28%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	0.66%		0.18%
Total Annual Fund Operating Expenses		1.56%		0.93%
Fee Waivers and/or Expense Reimbursements(2)		(0.57)%		(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.99%		0.84%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$101	$437	$796	$1,808
Institutional Class	$86	$287	$506	$1,135

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Fund was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution (12b-1) Fees		None		None
Other Expenses		1.31%		0.92%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	1.06%		0.82%
Total Annual Fund Operating Expenses		2.21%		1.82%
Fee Waivers and/or Expense Reimbursements(2)		(1.07)%		(0.83)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)		1.14%		0.99%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$116	$588	$1,087	$2,460
Institutional Class	$101	$492	$908	$2,069

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Fund was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	88.00%
Segall Bryant & Hamill International Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution (12b-1) Fees		None		None
Other Expenses		0.82%		0.64%
Shareholder service fee(1)	0.25%		0.10%
Tax reclaim fees	0.03%		0.03%
All other expenses	0.54%		0.51%
Total Annual Fund Operating Expenses		1.72%		1.54%
Fee Waivers and/or Expense Reimbursements(2)		(0.51)%		(0.48)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)		1.21%		1.06%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	The Adviser has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.18% and 1.03% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$123	$492	$886	$1,988
Institutional Class	$108	$439	$794	$1,794

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Fund was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	102.00%
Segall Bryant & Hamill International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		None		None
Other Expenses		13.48%		13.36%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	13.23%		13.26%
Total Annual Fund Operating Expenses		14.23%		14.11%
Fee Waivers and/or Expense Reimbursements(2)		(13.24)%		(13.27)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.99%		0.84%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$101	$2,794	$5,013	$8,998
Institutional Class	$86	$2,763	$4,976	$8,966

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Fund was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	111.00%
Segall Bryant & Hamill Global All Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.65%		0.65%
Distribution (12b-1) Fees		None		None
Other Expenses		0.78%		0.79%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	0.53%		0.69%
Total Annual Fund Operating Expenses		1.43%		1.44%
Fee Waivers and/or Expense Reimbursements(2)		(0.54)%		(0.70)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.89%		0.74%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% and 0.74% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$91	$399	$730	$1,667
Institutional Class	$76	$387	$720	$1,664

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Segall Bryant & Hamill Short Term Plus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%		0.25%
Distribution (12b-1) Fees		None		None
Other Expenses		1.39%		1.06%
Shareholder service fee(1)	0.19%		0.10%
All other expenses	1.20%		0.96%
Total Annual Fund Operating Expenses		1.64%		1.31%
Fee Waivers and/or Expense Reimbursements(2)		(1.15)%		(0.91)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.49%		0.40%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.49% and 0.40% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense wavers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense wavers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$50	$405	$783	$1,847
Institutional Class	$41	$325	$631	$1,499

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%		0.35%
Distribution (12b-1) Fees		None		None
Other Expenses		0.34%		0.19%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	0.09%		0.09%
Total Annual Fund Operating Expenses		0.69%		0.54%
Fee Waivers and/or Expense Reimbursements(2)		(0.14)%		(0.14)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.55%		0.40%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.55% and 0.40% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$56	$207	$370	$845
Institutional Class	$41	$159	$288	$664

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%		0.45%
Distribution (12b-1) Fees		None		None
Other Expenses		0.57%		0.41%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	0.32%		0.31%
Total Annual Fund Operating Expenses		1.02%		0.86%
Fee Waivers and/or Expense Reimbursements(2)		(0.17)%		(0.16)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.85%		0.70%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.85% and 0.70% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$87	$308	$547	$1,232
Institutional Class	$72	$258	$461	$1,046

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%		0.35%
Distribution (12b-1) Fees		None		None
Other Expenses		0.46%		0.25%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	0.21%		0.15%
Total Annual Fund Operating Expenses		0.81%		0.60%
Fee Waivers and/or Expense Reimbursements(2)		(0.16)%		(0.10)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.65%		0.50%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 either in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 either in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$66	$243	$434	$987
Institutional Class	$51	$182	$325	$740

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	95.00%
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	—

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%		0.35%
Distribution (12b-1) Fees		None		None
Other Expenses		0.36%		0.21%
Shareholder service fee(1)	0.25%		0.10%
All other expenses	0.11%		0.11%
Total Annual Fund Operating Expenses		0.71%		0.56%
Fee Waivers and/or Expense Reimbursements(2)		(0.06)%		(0.06)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(2)		0.65%		0.50%

(1)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(2)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$66	$221	$389	$877
Institutional Class	$51	$173	$307	$696

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
BARRETT GROWTH FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class
None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.65%
Distribution (12b-1) Fees		None
Other Expenses(1)		0.78%
Shareholder service fee(2)	0.25%
All other expenses	0.53%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers and/or Expense Reimbursements(3)		(0.44)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(3)		0.99%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s Retail Class may pay a fee at an annual rate of up to 0.25% of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(3)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$101	$409	$740	$1,675

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the most recent fiscal year ended, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
Barrett Opportunity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Retail Class
None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.65%
Distribution (12b-1) Fees		None
Other Expenses(1)		0.85%
Shareholder service fee(2)	0.25%
All other expenses	0.60%
Total Annual Fund Operating Expenses		1.50%
Fee Waivers and/or Expense Reimbursements(3)		(0.51)%
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements(3)		0.99%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s Retail Class may pay a fee at an annual rate of up to 0.25% of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Refer to the “Shareholder Service Fee” section in the prospectus.

(3)	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026, to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$101	$424	$770	$1,747

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the most recent fiscal year ended, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Segall Bryant & Hamill Select Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses” are based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.16%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver/Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.65%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)	Segall Bryant & Hamill, LLC, (the “SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least April 30, 2026 to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65%. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$66	$221	$389	$877

Expense Example, No Redemption Narrative [Text Block]	Your expenses would be the same if you did not redeem your shares.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	90.00%